Financial Instruments - Schedule of Company's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company's Financial Instruments [Line Items]
Investments in short-term financial assets	$ 354	$ 659
Warrants		191
Investments in financial assets	517
Level 1 [Member]
Schedule of Company's Financial Instruments [Line Items]
Investments in short-term financial assets	354
Warrants
Investments in financial assets	517
Level 2 [Member]
Schedule of Company's Financial Instruments [Line Items]
Investments in short-term financial assets
Warrants		191
Investments in financial assets
Level 3 [Member]
Schedule of Company's Financial Instruments [Line Items]
Investments in short-term financial assets		659
Warrants
Investments in financial assets